Classification of operating expenses by nature	3 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Classification of operating expenses by nature	Classification of operating expenses by nature
Details of classification of expenses by nature for the three months ended March 31, 2025, and 2024 are as follows (in thousands):

	Three months ended March 31,
	2025	2024
Personnel expenses	$7,928	$9,041
Depreciation and amortization	829	827
Depreciation of right-of-use assets	283	733
Taxes and dues	3,899	2,086
Fees and commissions	27,700	30,215
Advertising expenses	12,540	13,438
Other expenses	673	624
Total (1)	$53,852	$56,964
(1)Total cost of revenue, sales and marketing, research and development and general and administrative expenses per the consolidated interim statement of comprehensive income.